Supplemental Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental cash flow information:
Interest paid, net of capitalized interest	$ 348,455	$ 282,750	$ 291,936
Taxes paid	1,710	1,765	2,280
Capitalized interest	26,402	21,664	25,917
Supplemental schedule of non-cash investing activities:
Loans received upon real estate disposition		21,519	1,001
Accrued construction costs	11,525	3,558	3,253
Settlement of loans receivable as consideration for the HCR ManorCare Acquisition	1,990,406
Supplemental schedule of non-cash financing activities:
Secured debt obtained in purchase of participation in secured loan receivable			425,042
Restricted stock issued		224	305
Vesting of restricted stock units	228	276	194
Cancellation of restricted stock	35	52	53
Conversion of non-managing member units into common stock	3,456	6,135	23,045
Non-managing member units issued in connection with acquisitions		9,267
Mortgages included in the consolidation of HCP Ventures II	635,182
Mortgages assumed with real estate acquisitions	57,869	30,299
Unrealized gains (losses), net on available for sale securities and derivatives designated as cash flow hedges	$ (9,763)	$ (59)	$ 82,995